Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	4.29%	3.24%	2.24%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	3.02%	1.98%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent	2.15%	2.42%	1.61%